Income Taxes (Schedule Of Reconciliation Of Expected Statutory Federal Income Tax To Actual Income Tax Provision (Benefit)) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Expected federal income tax		$ 237,109,000	$ 134,029,000	$ (100,762,000)
State income taxes, net of federal income tax benefit		6,885,000	5,512,000	(1,798,000)
Decrease in valuation allowance	(1,157,111,000)		(1,157,111,000)
Tax expense not provided on income recorded prior to the reversal of deferred tax valuation allowance			(139,108,000)
Tax benefit of current year losses fully reserved in valuation allowance				118,285,000
Accounting expense for warrants in excess of tax deduction		7,141,000
Resolution of tax contingencies			(600,000)	(2,025,000)
Permanent differences		2,552,000	5,079,000	(17,523,000)
Foreign taxes		14,967,000	15,231,000	11,023,000
Other		1,662,000
Income taxes		$ 270,316,000	$ (1,136,968,000)	$ 7,200,000